Loans from Controlling Shareholder	12 Months Ended
Dec. 31, 2017
Loans From Controlling Shareholder [Abstract]
LOANS FROM CONTROLLING SHAREHOLDER
NOTE 9:-	LOANS FROM CONTROLLING SHAREHOLDER

a.	On November 15, 2016, Wize Israel’s Board of Directors (after receiving the approval of the Audit Committee on November 14, 2016) approved the receipt of a short-term bridge loan (“Loan”) in amount of NIS 250,000 (approximately $65 according to an exchange rate as of November 15, 2016) from Ridge. The Loan was received on November 21, 2016. The Loan was not linked to any index, had no collateral and bears yearly interest at the level of the interest rate of Israel State Bonds (0.1% as of December 31, 2016). The Loan’s repayment date shall be by the end of the first quarter of 2017 but may be extended from time to time at the Shareholder’s discretion.

b.	On December 25, 2016, Wize Israel’s Board of Directors (after receiving the approval of the Audit Committee on November 14, 2016) approved the receipt of an additional short-term bridge loan of NIS 300,000 (approximately $78 according to an exchange rate as of December 25, 2016) from the Shareholder under the same terms to those described above. NIS 200,000 (approximately $52 according to an exchange rate as of December 31, 2016) was received in December 2016 and the remaining amount of NIS 100,000 (approximately $27 according to an exchange rate as of December 31, 2016) was received after December 31, 2016. Accordingly, as of December 31, 2016, the total balance of the short-term bridge loans amounted to NIS 450,000 (approximately $117 according to an exchange rate as of December 31, 2016).

c.	On February 19, 2017, Wize Israel’s Board of Directors (after receiving the approval of the Audit Committee on February 16, 2017), approved the receipt of an additional short-term bridge loan of NIS 200,000 (approximately $55 according to the exchange rate as of February 19, 2017) from Ridge. The loan was not linked to any index, has no collateral and bears yearly interest at the level of the interest rate of Israel State Bonds.

The loan’s repayment date shall be by the end of the first quarter of 2017 and will serve the Company in its current activity. Ridge may extend the loan’s redemption date from time to time at its discretion.

On March 30, 2017, Wize Israel and Ridge agreed to convert the entire balance of the aforesaid bridge loans referenced above amounting to an aggregate amount of NIS 750,000 (approximately $206 according to the exchange rate as of March 31, 2017) as part of the 2017 Loan, the revised terms and conditions of which are described in Note 8b.